SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total stock-based compensation expense	$ 325	$ 515	$ 633
Cost Of Revenue [Member]
Total stock-based compensation expense	11	16	4
Research and Development Expense [Member]
Total stock-based compensation expense	67	114	54
Selling and Marketing Expense [Member]
Total stock-based compensation expense	85	82	92
General and Administrative Expense [Member]
Total stock-based compensation expense	$ 162	$ 303	$ 483